UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	431 N. Pennsylvania Street	Indianapolis, IN	46204
(Address of principal executive offices)	(Zip code)

James M. Landis

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	4/30

Date of reporting period:	01/31/2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Toreador Large Cap Fund
Schedule of Investments
January 31, 2007
(Unaudited)

Common Stocks - 98.58%	Shares	Value

Beverages - 1.48%
Constellation Brands, Inc. - Class A (a)	716	$ 17,714

Biological Products - 2.33%
Amgen, Inc. (a)	397	27,937

Canned Fruits, Vegetables, Preserves, Jams & Jellies - 1.67%
Del Monte Foods Co.	1,749	20,044

Computers & Office Equipment - 2.46%
International Business Machines Corp.	297	29,448

Crude Petroleum & Natural Gas - 4.82%
Apache Corp.	166	12,113
Devon Energy Corp.	337	23,620
Newfield Exploration Co. (a)	279	11,944
Occidental Petroleum Corp.	215	9,967
		57,644

Computer Storage Devices - 2.39%
Seagate Technology	1,056	28,607

Electric Services - 3.91%
Firstenergy Corp.	260	15,426
PPL Corp.	440	15,664
TXU Corp.	290	15,683
		46,773

Electronic Computers - 1.37%
Dell, Inc. (a)	674	16,344

Engines & Turbines - 1.75%
Brunswick Corp.	615	20,978

Finance Lessors - 3.34%
American International Group, Inc.	245	16,770
CIT Group, Inc.	393	23,171
		39,941

Fire, Marine & Casualty Insurance - 3.71%
Chubb Corp.	362	18,838
HCC Insurance Holdings, Inc.	413	12,886
Philadelphia Consolidated Holding Corp. (a)	281	12,662
		44,386

General Industrial Machinery & Equipment - 1.97%
Ingersoll-Rand Co. Ltd. - Class A	550	23,584

Hospital & Medical Service Plans - 2.67%
Cigna Corp.	241	31,908

Household Appliances - 0.69%
Whirlpool Corp.	90	8,229

Industrial Instruments For Measurement, Display, and Control - 2.35%
Danaher Corp.	380	28,143

Insurance Agents, Brokers & Service - 1.69%
Hartford Financial Services Group, Inc.	213	20,216

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

Common Stocks - 98.58% - continued	Shares	Value

Millwood, Veneer, Plywood, & Structural Wood Members - 0.81%
Masco Corp.	302	$ 9,661

National Commercial Banks - 3.15%
Bank of America Corp.	339	17,825
Citigroup, Inc.	361	19,902
		37,727

Personal Credit Institutions - 3.25%
The First Marblehead Corp.	714	38,842

Petroleum Refining - 2.76%
Tesoro Corp.	167	13,759
Valero Energy Corp.	356	19,324
		33,083

Pharmaceutical Preparations - 5.30%
Forest Laboratories, Inc. (a)	330	18,516
Johnson & Johnson	399	26,653
King Pharmaceuticals, Inc. (a)	1,023	18,271
		63,440

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.05%
Dow Chemical Co.	302	12,545

Printed Circuit Boards - 1.08%
Jabil Circuit, Inc.	538	12,907

Public Building & Related Furniture - 1.01%

Johnson Controls, Inc.	131	12,112

Radio & TV Broadcasting & Communications Equipment - 1.20%
Motorola, Inc.	725	14,391

Retail - Auto & Home Supply Stores - 2.51%
AutoZone, Inc. (a)	239	30,026

Retail - Department Stores - 2.22%
Kohl's Corp. (a)	374	26,520

Retail - Lumber & Other Building Materials Dealers - 1.08%
Home Depot, Inc.	317	12,915

Retail - Drug Stores & Proprietary Stores - 0.84%
Walgreen Co.	221	10,011

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

Common Stocks - 98.58% - continued	Shares	Value

Retail - Grocery Stores - 0.99%
Kroger Co.	464	$ 11,878

Retail - Variety Stores - 4.11%
Costco Wholesale Corp.	430	24,157
Target Corp.	407	24,974
		49,131

Rolling Drawing & Extruding of Nonferrous Metals - 0.77%
Alcoa, Inc.	284	9,173

Rubber & Plastics Footwear - 2.32%
Nike, Inc. - Class B	281	27,766

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.64%
Northrop Grumman Corp.	277	19,650

Security Brokers, Dealers & Flotation Companies - 2.06%
Goldman Sachs Group, Inc.	116	24,611

Semiconductors & Related Devices - 3.75%
MEMC Electronic Materials, Inc. (a)	375	19,650
Texas Instruments, Inc.	811	25,295
		44,945

Services - Computer Processing & Data Preparation - 1.46%
Fiserv, Inc. (a)	332	17,453

Services - Hospitals - 1.52%
Pediatrix Medical Group, Inc. (a)	347	18,231

Services - Medical Laboratories - 1.40%
Laboratory Corporation of America Holdings (a)	228	16,744

Services - Prepackaged Software - 2.12%
Oracle Corp. (a)	1,480	25,397

Services - Racing, Including Track Operation - 0.99%
International Speedway Corp. - Class A	226	11,804

Ship & Boat Building & Repairing - 1.73%
General Dynamics Corp.	265	20,710

State Commercial Banks - 1.63%
Capital One Financial Corp.	243	19,537

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.05%
Nucor Corp.	194	12,521

Telephone Communications (No Radiotelephone) - 1.36%
Verizon Communications, Inc.	424	16,332

Title Insurance - 1.55%
First American Corp.	439	18,605

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

Common Stocks - 98.58% - continued	Shares	Value

Women's, Misses', and Junior's Outerwear - 1.84%
Liz Claiborne, Inc.	496	$ 22,022

Wholesale - Computers & Peripheral Equipment & Software - 1.43%
Ingram Micro, Inc. - Class A (a)	878	17,130

TOTAL COMMON STOCKS (Cost $1,078,757)		1,179,716

Exchange Traded Funds - 1.77%
iShares Dow Jones U.S. Transportation Index Fund	241	21,237

TOTAL EXCHANGE TRADED FUNDS (Cost $19,787)		21,237

Money Market Securities - 2.12%
Huntington Money Market Fund - Investment Shares, 4.44%, (b)	25,312	25,312

TOTAL MONEY MARKET SECURITIES (Cost $25,312)		25,312

TOTAL INVESTMENTS (Cost $1,123,856) - 102.47%		$ 1,226,265

Liabilities in excess of other assets - (2.47)%		(29,606)

TOTAL NET ASSETS - 100.00%		$ 1,196,659

(a) Non-income producing
(b) Variable rate security; the money market rate shown represents the rate at January 31, 2007.

Tax Related
Unrealized appreciation		$ 109,801
Unrealized depreciation		(7,392)
Net unrealized appreciation		$ 102,409

Aggregate cost of securities for income tax purposes		$ 1,123,856

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund

Related Notes to the Schedule of Investments

January 31, 2007 (Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of April 2, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By

/s/ Anthony Ghoston
Anthony J. Ghoston, President

Date__4/2/07_________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Anthony Ghoston
Anthony J. Ghoston, President

Date__4/2/07_______

By

*_/s/ James M. Landis______

James M. Landis, Treasurer

Date____3/30/07_________